UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-11

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-10-11

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              39

Form 13F Information Table Value Total:                          417,289
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                                TITLE                             SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group        Com       008252108   18,222    166,605SH     SOLE       N/A      135,970  0    30,635
American Cap Ltd                 Com       02503Y103    2,184    220,355SH     SOLE       N/A      157,801  0    62,554
Ares Cap Corp                    Com       04010L103   16,522    974,917SH     SOLE       N/A      803,847  0   171,070
Berkshire Hathaway Inc Del    Cl B New     084670702   17,887    213,882SH     SOLE       N/A      175,872  0    38,010
Best Buy Inc                    Com        086516101    9,001    313,388SH     SOLE       N/A      257,718  0    55,670
Brookfield Asset Mgmt Inc   Cl A Ltd Vt S  112585104   18,436    567,953SH     SOLE       N/A      467,313  0   100,640
BT Group PLC                     Adr       05577E101   12,695    422,041SH     SOLE       N/A      346,461  0    75,580
Canadian Natl Ry Co              Com       136375102   15,356    204,017SH     SOLE       N/A      168,497  0    35,520
Cemex Sab De Cv             Spon ADR New   151290889    5,259    588,903SH     SOLE       N/A      487,246  0   101,657
Exxon Mobile Corp                Com       30231G102    5,203     61,846SH     SOLE       N/A       52,322  0     9,524
Fidelity National Financial     Cl A       31620R105    8,521    603,064SH     SOLE       N/A      496,665  0   106,399
General Growth Pptys Inc Ne      Com       370023103    7,061    456,156SH     SOLE       N/A      379,785  0    76,371
HCC Ins Hldgs Inc                Com       404132102   23,347    745,685SH     SOLE       N/A      616,850  0   128,835
Helmerich & Payne Inc            Com       423452101   13,876    202,014SH     SOLE       N/A      166,314  0    35,700
Howard Hughes Corp               Com       44267D107      682      9,650SH     SOLE       N/A        6,747  0     2,903
Johnson & Johnson                Com       478160104   13,732    231,757SH     SOLE       N/A      189,947  0    41,810
JP Morgan Chase & Co             Com       46625H100   18,916    410,327SH     SOLE       N/A      340,032  0    70,295
Kimberly Clark Corp              Com       494368103    3,647     55,870SH     SOLE       N/A       47,140  0     8,730
Kinder Morgan Inc Del            Com       49456B101    2,344     79,090SH     SOLE       N/A       68,300  0    10,790
Lender Processing Svcs Inc       Com       52602E102    5,629    174,868SH     SOLE       N/A      145,772  0    29,096
Level 3 Communications Inc       Com       52729N100    8,688  5,909,906SH     SOLE       N/A    4,765,346  0 1,144,560
Lockheed Martin Corp             Com       539830109    4,336     53,926SH     SOLE       N/A       46,120  0     7,806
Markel Corp                      Com       570535104    7,999     19,301SH     SOLE       N/A       15,877  0     3,424
Medtronic Inc                    Com       585055106    6,555    166,575SH     SOLE       N/A      136,795  0    29,780
Meredith Corp                    Com       589433101    1,981     58,399SH     SOLE       N/A       49,529  0     8,870
NextEra Energy Inc               Com       65339F101   10,209    185,210SH     SOLE       N/A      153,650  0    31,560
Nucor Corp                       Com       670346105    8,117    176,371SH     SOLE       N/A      144,741  0    31,630
Posco                       Sponsored ADR  693483109   12,684    110,979SH     SOLE       N/A       90,957  0    20,022
Radian Group Inc                 Com       750236101    6,600    969,152SH     SOLE       N/A      782,532  0   186,620
Reliance Steel & Aluminum C      Com       759509102    8,656    149,805SH     SOLE       N/A      122,615  0    27,190
Sprint Nextel Corp            Com Ser 1    852061100    8,007  1,725,635SH     SOLE       N/A    1,411,475  0   314,160
Sysco Corp                       Com       871829107   13,623    491,799SH     SOLE       N/A      402,759  0    89,040
Taiwan Semiconductor Mfg Lt Sponsored ADR  874039100   10,457    858,539SH     SOLE       N/A      710,500  0   148,039
TEVA Pharmaceutical Inds Lt      Adr       881624209   18,807    374,865SH     SOLE       N/A      311,545  0    63,320
Texas Instrs Inc                 Com       882508104    5,652    163,535SH     SOLE       N/A      132,045  0    31,490
TJX Cos Inc New                  Com       872540109   15,301    307,683SH     SOLE       N/A      251,507  0    56,176
United Technologies Corp         Com       913017109   16,264    192,131SH     SOLE       N/A      158,181  0    33,950
Wal Mart Stores Inc              Com       931142103   17,868    343,279SH     SOLE       N/A      281,439  0    61,840
Wells Fargo & Co New             Com       949746101   16,965    535,012SH     SOLE       N/A      438,462  0    96,550

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